Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Effective tax rate	0.00%	0.00%	1.00%	1.90%
Federal tax rate	21.00%	21.00%	21.00%	21.00%
Federal net operating loss taxable income	80.00%		80.00%
Valuation allowance deferred tax asset			$ 14,561,832
Net change in valuation allowance			$ 4,579,180
Income tax minimum percentage			15.00%
Excise tax percentage			1.00%
Unrecognized tax benefits			$ 0	$ 0
Interest and penalties amount			0	0
Interest and penalties accrued payment			0	$ 0
Federal [Member]
Income Taxes [Line Items]
Federal and state net operating losses			48,200,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Federal and state net operating losses			39,697,000
Expire term	2031
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Federal and state net operating losses			$ 48,241,000